SEGMENT REPORTING (Tables)	6 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Reconciliation of Revenue from Segments to Consolidated [Table Text Block]
Summarized information by segments for the six months ended December 31, 2017, and 2018 is as follows:

	Six months ended December 31, 2017
	(Unaudited)
	IA	Rail	M&E	Consolidated

Revenues from external customers
Integrated contract revenue	$93,082	84,218	52,809	230,109
Product sales	16,837	2,340	-	19,177
One-off services	4,602	17,248	230	22,080
Services covering a period of time	609	939	-	1,548
Total	115,130	104,745	53,039	272,914

Costs of revenue	71,422	52,680	44,840	168,942

Gross profit	$43,708	52,065	8,199	103,972

	Six months ended December 31, 2018
	(Unaudited)
	IA	Rail	M&E	Consolidated

Revenues from external customers
Integrated contract revenue	$90,357	75,883	67,093	233,333
Product sales	10,337	3,620	-	13,957
One-off services	6,119	33,218	41	39,378
Services covering a period of time	364	1,150	-	1,514
Total	107,177	113,871	67,134	288,182

Costs of revenue	69,125	53,423	57,174	179,722

Gross profit	$38,052	60,448	9,960	108,460

Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area [Table Text Block]
The following table sets forth the revenues by geographical area:

	Six months ended December 31,
	2017	2018
	(Unaudited)	(Unaudited)

Revenues:
PRC	$218,401	$213,742
Non-PRC	54,513	74,440

	$272,914	$288,182

Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country [Table Text Block]
The following table sets forth the long-lived assets other than goodwill and intangible assets by geographical area:

	June 30,	December 31,
	2018	2018
		(Unaudited)

Long-lived assets other than goodwill and acquired intangible assets
PRC	$135,450	$130,241
Non-PRC	12,516	12,203

	$147,966	$142,444